Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,596,000
Previously Paid Amount	0.00
Total Fee Amount	220.41
Total Offset Amount	0.00
Net Fee	220.41
Narrative - Max Aggregate Offering Price	$ 1,596,000
Final Prospectus	true